Investment Properties - Summary of Investment Properties and Information About Fair Value Hierarchy (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Investment properties	₺ 16,588	₺ 13,675
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Investment properties	46,385	17,675
Level 3 [member] | Fair value
Disclosure of fair value measurement of assets [line items]
Investment properties	52,725	22,340
Investment properties in Gebze [member] | Level 3 [member] | Fair value | Income approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	52,725	22,340
Investment properties in Ankara [member] | Level 2 | Fair value | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	32,315	15,160
Investment properties in Istanbul [member] | Level 2 | Fair value | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	6,705
Investment properties in Adana | Level 2 | Fair value | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	3,765
Investment properties in Aydin | Level 2 | Fair value | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	₺ 3,600	₺ 2,515